UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-01435

AMCAP Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: February 28 or 29

Date of reporting period: May 31, 2018

Laurie D. Neat

AMCAP Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

AMCAP Fund®
Investment portfolio
May 31, 2018
unaudited
Common stocks 88.90% Information technology 22.55%	Shares	Value (000)
Alphabet Inc., Class C1	833,879	$904,750
Alphabet Inc., Class A1	692,910	762,201
Microsoft Corp.	13,202,000	1,304,886
Accenture PLC, Class A	6,328,700	985,632
Broadcom Inc.	3,589,848	904,893
Facebook, Inc., Class A1	3,938,300	755,287
Skyworks Solutions, Inc.	7,087,375	698,886
Mastercard Inc., Class A	3,590,957	682,713
Intel Corp.	11,799,000	651,305
ASML Holding NV2	2,850,100	556,058
Autodesk, Inc.[1]	3,962,343	511,539
Texas Instruments Inc.	4,569,796	511,406
QUALCOMM Inc.	8,164,097	474,497
Tencent Holdings Ltd.[2]	8,111,918	408,903
Trimble Inc.[1]	12,300,511	406,655
Arista Networks, Inc.[1]	1,321,815	332,516
Qorvo, Inc.[1]	4,135,342	331,861
Worldpay, Inc., Class A1	3,784,000	300,714
FleetCor Technologies, Inc.[1]	1,495,000	298,028
Zebra Technologies Corp., Class A1	1,854,972	284,757
Samsung Electronics Co., Ltd.[2]	5,735,050	269,209
Alibaba Group Holding Ltd. (ADR)[1]	1,263,000	250,087
CommScope Holding Co., Inc.[1]	7,721,000	226,380
Lam Research Corp.	1,130,000	223,943
ServiceNow, Inc.[1]	1,149,000	204,074
Lumentum Holdings Inc.[1]	2,966,291	174,270
Flex Ltd.[1]	10,503,312	145,891
International Business Machines Corp.	1,000,000	141,310
Applied Materials, Inc.	2,535,000	128,727
Adobe Systems Inc.[1]	464,900	115,890
Fiserv, Inc.[1]	1,546,000	112,240
Finisar Corp.[1,3]	6,797,000	110,179
Akamai Technologies, Inc.[1]	1,390,000	104,778
Amphenol Corp., Class A	857,000	74,499
Apple Inc.	398,517	74,471
Acacia Communications, Inc.[1,3]	2,226,600	72,008
salesforce.com, inc.[1]	510,000	65,958
Activision Blizzard, Inc.	514,000	36,448
Viavi Solutions Inc.[1]	2,156,074	20,504
		14,618,353
Health care 20.35%
AbbVie Inc.	18,121,000	1,792,892
UnitedHealth Group Inc.	6,004,406	1,450,124
Abbott Laboratories	21,655,454	1,332,460
Amgen Inc.	6,319,605	1,135,128
Thermo Fisher Scientific Inc.	5,448,500	1,134,759
AMCAP Fund — Page 1 of 9

unaudited
Common stocks Health care (continued)	Shares	Value (000)
Stryker Corp.	6,286,696	$1,094,011
BioMarin Pharmaceutical Inc.[1,3]	10,345,500	934,613
Illumina, Inc.[1]	3,012,257	820,659
Gilead Sciences, Inc.	9,493,834	639,884
PerkinElmer, Inc.[3]	7,136,500	530,456
PRA Health Sciences, Inc.[1,3]	3,682,521	312,646
Integra LifeSciences Holdings Corp.[1,3]	4,555,967	294,042
Humana Inc.	982,000	285,742
Hologic, Inc.[1]	7,195,900	272,653
Express Scripts Holding Co.[1]	3,343,000	253,433
Boston Scientific Corp.[1]	8,018,700	243,688
Johnson & Johnson	1,500,000	179,430
Molina Healthcare, Inc.[1]	2,033,000	172,663
IQVIA Holdings Inc.[1]	1,665,000	164,718
Medtronic PLC	1,700,000	146,744
		13,190,745
Consumer discretionary 16.27%
Netflix, Inc.[1]	7,895,000	2,775,882
Amazon.com, Inc.[1]	821,300	1,338,407
Booking Holdings Inc.[1]	454,875	959,295
Lowe’s Companies, Inc.	8,590,000	816,136
NIKE, Inc., Class B	10,094,703	724,800
Twenty-First Century Fox, Inc., Class A	17,348,043	668,767
LKQ Corp.[1]	10,292,000	326,977
Williams-Sonoma, Inc.[3]	5,400,000	298,998
Texas Roadhouse, Inc.[3]	4,587,200	284,269
Marriott International, Inc., Class A	1,972,613	267,013
Polaris Industries Inc.	2,300,000	257,370
Wynn Resorts, Ltd.	1,248,391	244,697
ITV PLC[2]	110,800,524	239,024
Harley-Davidson, Inc.	5,378,594	220,953
BorgWarner Inc.	3,095,200	150,984
Signet Jewelers Ltd.[3]	3,500,000	150,500
JCDecaux SA2	4,662,515	145,111
Viacom Inc., Class B	5,065,000	137,261
Galaxy Entertainment Group Ltd.[2]	15,233,000	133,758
Aramark	2,950,000	114,519
Wyndham Destinations, Inc.	841,953	91,301
TJX Companies, Inc.	900,000	81,288
Industria de Diseño Textil, SA2	2,560,000	80,684
Home Depot, Inc.	211,000	39,362
		10,547,356
Industrials 10.35%
CSX Corp.	14,568,359	941,844
General Dynamics Corp.	4,269,000	861,100
Textron Inc.	11,665,000	776,656
Old Dominion Freight Line, Inc.	3,870,000	603,565
Nielsen Holdings PLC	13,895,665	419,232
TransDigm Group Inc.	1,072,638	358,379
Equifax Inc.	2,933,728	334,328
J.B. Hunt Transport Services, Inc.	2,578,415	330,295
Union Pacific Corp.	2,016,366	287,857
AMETEK, Inc.	3,871,000	282,699
AMCAP Fund — Page 2 of 9

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Boeing Co.	800,000	$281,728
Middleby Corp.[1]	2,730,507	272,013
Harris Corp.	1,500,000	225,705
C.H. Robinson Worldwide, Inc.	1,909,891	166,161
Caterpillar Inc.	1,008,794	153,246
KAR Auction Services, Inc.	2,700,000	142,479
United Technologies Corp.	615,000	76,764
Cummins Inc.	505,000	71,907
Landstar System, Inc.	550,000	62,370
Fortive Corp.	425,000	30,893
PayPoint PLC[2]	2,274,900	30,059
		6,709,280
Energy 7.17%
EOG Resources, Inc.	11,747,300	1,383,949
Halliburton Co.	15,229,000	757,490
Concho Resources Inc.[1]	5,054,743	694,067
Canadian Natural Resources, Ltd. (CAD denominated)	13,427,300	464,871
Noble Energy, Inc.	8,272,404	295,325
Diamondback Energy, Inc.	1,792,000	216,402
Schlumberger Ltd.	2,946,000	202,302
Exxon Mobil Corp.	1,846,000	149,969
SM Energy Co.	4,416,000	115,699
Denbury Resources Inc.[1,3]	22,428,635	95,322
Cimarex Energy Co.	940,000	87,345
Pioneer Natural Resources Co.	409,000	78,978
Southwestern Energy Co.[1]	12,043,799	56,967
Tullow Oil PLC[1,2]	15,493,000	51,780
		4,650,466
Financials 6.02%
Charles Schwab Corp.	9,317,000	518,212
Wells Fargo & Co.	7,413,000	400,228
PNC Financial Services Group, Inc.	2,779,400	398,594
Zions Bancorporation	5,546,000	303,976
Markel Corp.[1]	269,990	296,201
M&T Bank Corp.	1,614,152	277,763
JPMorgan Chase & Co.	2,518,000	269,451
East West Bancorp, Inc.	3,200,000	222,336
Willis Towers Watson PLC	1,450,000	219,167
Berkshire Hathaway Inc., Class B1	1,000,000	191,530
Signature Bank[1]	1,171,840	149,398
Kotak Mahindra Bank Ltd.[2]	7,330,769	144,730
Arch Capital Group Ltd.[1]	1,500,000	117,675
HDFC Bank Ltd.[2]	3,089,936	102,517
SVB Financial Group[1]	320,000	99,882
Essent Group Ltd.[1]	2,866,000	98,304
Progressive Corp.	1,500,000	93,135
		3,903,099
Consumer staples 2.59%
Herbalife Nutrition Ltd.[1,3]	8,906,769	452,197
Costco Wholesale Corp.	2,276,300	451,254
Walgreens Boots Alliance, Inc.	4,150,000	258,918
L’Oréal SA, bonus shares[2]	800,000	192,300
AMCAP Fund — Page 3 of 9

unaudited
Common stocks Consumer staples (continued)	Shares	Value (000)
Constellation Brands, Inc., Class A	539,000	$120,240
Altria Group, Inc.	1,750,000	97,545
Philip Morris International Inc.	1,150,000	91,471
Kroger Co.	707,438	17,212
		1,681,137
Materials 1.95%
Celanese Corp., Series A	5,699,624	643,602
Valvoline Inc.[3]	13,004,000	265,802
CCL Industries Inc., Class B, nonvoting	2,936,000	145,305
Ecolab Inc.	800,000	114,088
Vulcan Materials Co.	758,000	96,827
		1,265,624
Utilities 0.50%
NextEra Energy, Inc.	1,955,000	324,158
Telecommunication services 0.46%
Verizon Communications Inc.	6,300,000	300,321
Real estate 0.22%
Simon Property Group, Inc. REIT	485,000	77,706
Alexandria Real Estate Equities, Inc. REIT	490,000	61,211
		138,917
Miscellaneous 0.47%
Other common stocks in initial period of acquisition		304,437
Total common stocks (cost: $36,591,917,000)		57,633,893
Bonds, notes & other debt instruments 0.08% U.S. Treasury bonds & notes 0.08% U.S. Treasury 0.08%	Principal amount (000)
U.S. Treasury 1.00% 2018	$50,000	49,911
Total U.S. Treasury bonds & notes		49,911
Total bonds, notes & other debt instruments (cost: $49,968,000)		49,911
Short-term securities 10.68%
3M Co. 1.82% due 6/20/2018[4]	100,000	99,900
Apple Inc. 1.86%–1.97% due 6/5/2018–6/25/2018[4]	160,000	159,899
Army and Air Force Exchange Service 1.70% due 6/1/2018[4]	7,750	7,750
CAFCO, LLC 1.77% due 6/18/2018[4]	25,000	24,977
CHARTA, LLC 2.02%–2.31% due 6/5/2018–6/26/2018[4]	78,600	78,548
Chevron Corp. 1.99% due 8/2/2018[4]	100,000	99,667
Ciesco LLC 1.70% due 6/4/2018[4]	50,000	49,990
Coca-Cola Co. 2.03%–2.25% due 6/26/2018–9/20/2018[4]	116,000	115,566
ExxonMobil Corp. 1.89% due 6/15/2018	50,000	49,964
Fannie Mae 1.84% due 7/30/2018	50,000	49,846
Federal Farm Credit Banks 1.33% due 7/9/2018	47,000	46,911
Federal Home Loan Bank 1.48%–1.92% due 6/1/2018–8/20/2018	2,895,800	2,890,621
AMCAP Fund — Page 4 of 9

unaudited
Short-term securities	Principal amount (000)	Value (000)
Freddie Mac 1.73%–1.91% due 7/18/2018–8/20/2018	$250,000	$249,297
General Dynamics Corp. 2.00% due 7/3/2018[4]	25,000	24,956
Hershey Co. 1.87% due 7/6/2018[4]	50,000	49,907
IBM Credit LLC 1.95% due 6/20/2018[4]	35,700	35,664
Intel Corp. 1.90%–1.94% due 6/22/2018–7/23/2018[4]	75,000	74,848
John Deere Canada ULC 2.00%–2.05% due 6/19/2018–6/20/2018[4]	91,100	91,011
New York Life Capital Corp. 1.92% due 7/2/2018[4]	25,000	24,958
PepsiCo Inc. 1.80%–1.88% due 6/12/2018–7/2/2018[4]	100,000	99,888
Pfizer Inc. 1.97%–2.02% due 8/13/2018–8/21/2018[4]	122,600	122,082
Simon Property Group, L.P. 1.82% due 6/6/2018[4]	50,000	49,985
U.S. Bank, N.A. 1.70% due 6/4/2018	50,000	50,000
U.S. Treasury Bills 1.44%–2.06% due 6/14/2018–11/23/2018	2,179,750	2,170,015
United Parcel Service Inc. 1.87% due 7/9/2018[4]	50,000	49,905
Wal-Mart Stores, Inc. 1.86% due 6/8/2018–6/25/2018[4]	60,050	60,018
Walt Disney Co. 2.03%–2.06% due 6/27/2018–7/16/2018[4]	100,000	99,810
Total short-term securities (cost: $6,926,160,000)		6,925,983
Total investment securities 99.66% (cost: $43,568,045,000)		64,609,787
Other assets less liabilities 0.34%		217,428
Net assets 100.00%		$64,827,215
As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
AMCAP Fund — Page 5 of 9

unaudited
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended May 31, 2018, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized (depreciation) appreciation (000)	Dividend income (000)	Value of affiliates at 5/31/2018 (000)
Common stocks 5.86%
Information technology 0.28%
Finisar Corp.[1]	6,797,000	—	—	6,797,000	$—	$(12,167)	$—	$110,179
Acacia Communications, Inc.[1]	2,226,600	—	—	2,226,600	—	(14,161)	—	72,008
								182,187
Health care 3.19%
BioMarin Pharmaceutical Inc.[1]	10,345,500	—	—	10,345,500	—	94,868	—	934,613
PerkinElmer, Inc.	5,922,900	1,213,600	—	7,136,500	—	(12,615)	491	530,456
PRA Health Sciences, Inc.[1]	2,931,531	750,990	—	3,682,521	—	4,513	—	312,646
Integra LifeSciences Holdings Corp.[1]	4,555,967	—	—	4,555,967	—	53,806	—	294,042
								2,071,757
Consumer discretionary 1.13%
Williams-Sonoma, Inc.	3,100,000	2,300,000	—	5,400,000	—	25,572	2,168	298,998
Texas Roadhouse, Inc.	4,587,200	—	—	4,587,200	—	30,780	1,147	284,269
Signet Jewelers Ltd.	3,500,000	—	—	3,500,000	—	(25,480)	1,295	150,500
								733,767
Industrials 0.00%
Generac Holdings Inc.[1,5]	3,894,070	—	3,894,070	—	12,308	(3,819)	—	—
Energy 0.15%
Denbury Resources Inc.[1]	22,428,635	—	—	22,428,635	—	46,203	—	95,322
Consumer staples 0.70%
Herbalife Nutrition Ltd.[1]	4,648,809	4,648,809	390,849	8,906,769	7,525	37,036	—	452,197
Materials 0.41%
Valvoline Inc.	10,638,000	2,366,000	—	13,004,000	—	(32,394)	969	265,802
Total 5.86%					$19,833	$192,142	$6,070	$3,801,032
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $2,492,270,000, which represented 3.84% of the net assets of the fund. This amount includes $2,197,454,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,384,367,000, which represented 2.14% of the net assets of the fund.
[5]	Unaffiliated issuer at 5/31/2018.
AMCAP Fund — Page 6 of 9

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews
AMCAP Fund — Page 7 of 9

unaudited
changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of May 31, 2018 (dollars in thousands):
	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$13,384,183	$1,234,170	$—	$14,618,353
Health care	13,190,745	—	—	13,190,745
Consumer discretionary	9,948,779	598,577	—	10,547,356
Industrials	6,679,221	30,059	—	6,709,280
Energy	4,598,686	51,780	—	4,650,466
Financials	3,655,852	247,247	—	3,903,099
Consumer staples	1,488,837	192,300	—	1,681,137
Materials	1,265,624	—	—	1,265,624
Utilities	324,158	—	—	324,158
Telecommunication services	300,321	—	—	300,321
Real estate	138,917	—	—	138,917
Miscellaneous	166,300	138,137	—	304,437
Bonds, notes & other debt instruments	—	49,911	—	49,911
Short-term securities	—	6,925,983	—	6,925,983
Total	$55,141,623	$9,468,164	$—	$64,609,787
*	Securities with a value of $2,197,454,000, which represented 3.39% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
AMCAP Fund — Page 8 of 9

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
MFGEFPX-002-0718O-S66054	AMCAP Fund — Page 9 of 9

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMCAP FUND

By /s/ Herbert Y. Poon
Herbert Y. Poon, Vice President and Principal Executive Officer

Date: July 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Herbert Y. Poon
Herbert Y. Poon, Vice President and Principal Executive Officer

Date: July 27, 2018

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: July 27, 2018